Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	$ (36)	$ (34)
Underfunded plans-Noncurrent	(1,793)	(1,828)
Pension and other employee benefits	133	84
Current liabilities.
Other employee-related benefits, Current	(72)	(10)
Pension and other employee benefits, Current	(460)	(40)
Amounts reported as Current liabilities held for sale	(424)	(4)
Non-current liabilities
Other employee-related benefits, Noncurrent	(186)	(246)
Pension and other employee benefits, Noncurrent	(1,792)	(2,096)
Amounts reported as Non-current liabilities held for sale	0	(266)
Funded status, difference of benefit obligation and plan assets
ABO	11,981	11,249
Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(374)	(19)
Underfunded plans-Noncurrent	(1,510)	(1,741)
Switzerland | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	3,769	3,482
ABO	3,769	3,482
Fair value of plan assets	3,588	3,344
Switzerland | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	3,769	3,482
ABO	3,769	3,482
Fair value of plan assets	3,588	3,344
International | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	7,346	6,897
ABO	7,156	6,743
Fair value of plan assets	5,643	5,275
International | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	7,228	6,872
ABO	7,054	6,724
Fair value of plan assets	5,537	5,254
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	132	83
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	10,435	9,745
Defined pension benefits | Switzerland
Defined Benefit Plan Amounts Recognized in Balance Sheet
Amounts reported as assets and liabilities held for sale	(78)	(93)
Funded status-underfunded	(119)	(114)
Funded status, difference of benefit obligation and plan assets
PBO	4,308	3,993	$ 4,055
Fair value of plan assets	4,189	3,879	4,020
Defined pension benefits | Switzerland | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	62	24
Defined pension benefits | Switzerland | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(78)
Underfunded plans-Noncurrent	(103)	(138)
Defined pension benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Amounts reported as assets and liabilities held for sale	(277)	(120)
Funded status-underfunded	(1,632)	(1,563)
Funded status, difference of benefit obligation and plan assets
PBO	7,878	7,429	7,892
Fair value of plan assets	6,246	5,866	6,514
Defined pension benefits | International | Overfunded Plan
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	71	59
Defined pension benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(295)	(19)
Underfunded plans-Noncurrent	(1,408)	(1,603)
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Pension and other employee benefits	1	1
Other postretirement benefits | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(14)	(11)
Underfunded plans-Noncurrent	(96)	(109)
Other postretirement benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Amounts reported as assets and liabilities held for sale	(5)
Funded status-underfunded	(110)	(120)
Funded status, difference of benefit obligation and plan assets
PBO	110	120	$ 132
Other postretirement benefits | International | Underfunded Plan
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(14)	(11)
Underfunded plans-Noncurrent	$ (96)	$ (109)